Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 5 - ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	December 31, 2021	December 31, 2020
Accounts receivable	$2,608,325	$-

No bad debt allowance was recorded for the years ended 2021, 2020 and 2019.

On July 29, 2021, the Company entered into an accounts receivable factoring agreement (the “Factoring Agreement”) with an unrelated third-party financial institution. The Factoring Agreement allows for up to RMB10 million in advances, which are collateralized by assigned eligible accounts receivable and are subject to funds usage, no discount, and other fees, as well as service charges. The Factoring Agreement has a scheduled term of 160 days and is subject to automatic one year extension unless written notice of intention to terminate is obtained from the Company or unapproved by both parties. The current Factoring Agreement has a maturity date on January 9, 2022. The annual interest rate of factoring is 5.60%. The factoring expense equals to 0.5% of factoring amount, which is $7,797 (RMB50,300) and has been included in other expenses in the consolidated statement of operations.

The Company has continuing involvement with the assigned accounts receivable as it services to collect the receivables and is required to repurchase any assigned accounts receivable that have been deemed uncollectible, that are in dispute, meet other criteria pursuant to the Factoring Agreement, or upon the occurrence of an event of default, as defined in the Factoring Agreement. At December 31, 2021, assigned accounts receivable is $1,568,455 (RMB10,000,000) in the consolidated balance sheet. The total interest of $37,132 (RMB 239,556) accrued in other expenses and $12,931 (RMB 82,444) paid under the Factoring Agreement for the fiscal years ended December 31, 2021. The balance of unpaid accrued interest of $24,201 (RMB 157,112) has been included in accrued expenses in the consolidated balance sheet.